Note 12 - Business Segment Information	12 Months Ended
Dec. 31, 2025
Notes to Financial Statements
Segment Reporting Disclosure [Text Block]

Note 12. Business Segment Information

For the years ended December 31, 2025 and 2024, BioLargo had six operating business segments, plus its corporate entity which is responsible for general corporate operations, including administrative functions, finance, human resources, marketing, legal, etc. The six operational business segments are:

1.	ONM Environmental -- which sells odor and volatile organic control products and services, located in Westminster, California;
2.	BLEST - which provides professional engineering services on a time and materials basis for outside clients and supports our internal operations as needed., located in Oak Ridge, Tennessee;
3.	Clyra Medical Technologies (“Clyra Medical”) -- which develops and sells medical products based on our technologies;
4.	BioLargo Energy Technologies, Inc. (“BETI”) - which is developing our proprietary battery technology;
5.	BioLargo Equipment Solutions & Technologies (“BEST”) - which sells our water treatment equipment; and
6.	BioLargo Canada - the main hub of our scientists researching and developing our technologies, located in Edmonton, Alberta Canada.

Other than ONM Environmental, none of our operating business units have operated at a profit, and therefore each required additional cash to meet its monthly expenses, funded through sales of debt or equity, research grants, and tax credits. Clyra Medical and BETI have been funded by third party investors who invest directly in in these entities in exchange for equity ownership in that entity.

The segment information for the years December 31, 2025 and 2024, is as follows (in thousands):

	2025	2024
Revenues
ONM Environmental	$5,905	$15,597
BLEST	2,545	3,197
Clyra Medical	—	—
BioLargo Canada	86	72
Intersegment revenue	(771)	(1,087
Total	$7,765	$17,779

Research and development
BioLargo corporate	$(865)	$(1,173
BLEST	(617)	(1,158
Clyra Medical	(1,168)	(827
BETI	(274)	(379
BioLargo Canada	(440)	(432
Intersegment research and development	771	1,087
Total	$(2,593)	$(2,882

Operating income (loss)
BioLargo corporate	$(3,933)	$(4,027
ONM Environmental	(2,317)	5,920
BLEST	(1,091)	(1,453
Clyra Medical	(6,065)	(3,324
BETI	(639)	(642
BEST	(276)	(273
BioLargo Canada	(534)	(532
Total	$(14,855)	$(4,331

Depreciation expense
BioLargo corporate	$(38)	$(42
ONM Environmental	(41)	(33
BLEST	(48)	(71
Clyra Medical	(9)	(9
BETI	(9)	—
Total	$(145)	$(155

Stock option expense
BioLargo corporate	$(1,762)	$(1,535
Clyra Medical	(1,203)	(528
Total	$(2,965)	$(2,063

Interest income (expense)
BioLargo corporate	$10	$(6
ONM Environmental	90	31
Clyra Medical	(499)	(60
BLEST	59	—
BioLargo Canada	—	2
Total	$(340)	$(33

Net income (loss)
BioLargo corporate	$(3,923)	$(4,033
ONM Environmental	(2,227)	5,951
BLEST	(1,032)	(1,356
Clyra Medical	(6,564)	(3,490
BETI	(639)	(642
BEST	(276)	(273
BioLargo Canada	(528)	(504
Consolidated net loss	$(15,189)	$(4,347

As of December 31, 2025	BioLargo	ONM	Clyra	BLEST	BETI	BioLargo Canada	Elimination	Total
Tangible assets	$694	$2,331	$2,650	$1,169	$4	$321	$(224)	$6,945
Operating lease right-of-use	238	—	175	615	—	—	—	1,028
Finance lease right-of-use	—	—	338	—	—	—	—	338
Total	$932	$2,331	$3,163	$1,784	$4	$321	$(224)	$8,311

As of December 31, 2024	BioLargo	ONM	Clyra	BLEST	BETI	BioLargo Canada	Elimination	Total
Tangible assets	$775	$5,879	$1,696	$790	46	$104	$(234)	$9,056
Operating lease right-of-use	333	—	—	659	—	—	—	992
Finance lease right-of-use	—	—	451	—	—	—	—	451
Investment in South Korean joint venture	14	—	—	—	—	—	—	14
Total	$1,122	$5,879	$2,147	$1,449	$46	$104	$(234)	$10,513